SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Leases (Details)	Dec. 31, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Operating Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]	Other non-current assets	Other non-current assets
Operating Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]	Other Liabilities, Current	Other Liabilities, Current
Operating Lease, Liability, Noncurrent, Statement of Financial Position [Extensible Enumeration]	Other non-current liabilities (Note 22)	Other non-current liabilities (Note 22)
Finance Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]	Property, plant and mine development, net	Property, plant and mine development, net
Finance Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]	Current lease and other financing obligations (Note 21)	Current lease and other financing obligations (Note 21)
Finance Lease, Liability, Noncurrent, Statement of Financial Position [Extensible Enumeration]	Lease and other financing obligations (Note 21)	Lease and other financing obligations (Note 21)